RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE E- RELATED PARTY TRANSACTIONS

For the six months ended June 30, 2011, the Company incurred consulting expenses to  its chief executive officer of the Company of $76,250, of which $32,000 has been paid during the six months ended June 30, 2011. As of June 30, 2011, $95,000 is owed to the chief executive officer and has been included in accounts payable and accrued expenses.

For the six months ended June 30, 2011, the Company incurred salary expenses to its chief operating officer of  $76,250, of which none has been paid during the six months ended June 30, 2011. As of June 30, 2011, $127,000 is owed to the chief operating officer and has been included in accounts payable and accrued expenses.